Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 104,635,815	¥ 97,714,938
Deposits	¥ 162,593,492	¥ 155,493,654